Stock-Based Compensation - Stock Options (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Options
Beginning balance (in shares)	35,401	33,675	34,569
Granted (in shares)	3,612	4,777	3,434
Exercised (in shares)	(4,163)	(2,759)	(4,193)
Forfeited (in shares)	(290)	(292)	(135)
Ending balance (in shares)	34,560	35,401	33,675
Options exercisable (in shares)	26,956	27,537	26,487
Weighted Average Exercise Price
Beginning balance (in dollars per share)	$ 156.23	$ 151.15	$ 138.98
Granted (in dollars per share)	175.04	157.25	200.80
Exercised (in dollars per share)	110.20	93.23	89.89
Forfeited (in dollars per share)	182.63	181.33	201.27
Ending balance (in dollars per share)	163.52	156.23	151.15
Options exercisable (in dollars per share)	$ 161.25	$ 149.67	$ 136.75
Stock Options
Weighted Average Exercise Price
Expiration of annual grants (in years)	10 years
Compensation expense yet to be recognized	$ 48
Expense recognition period (in months)	20 months
Weighted average remaining contractual life for options outstanding (in months)	61 months
Aggregate intrinsic value for options outstanding	$ 733
Weighted average remaining contractual life for options exercisable (in months)	50 months
Aggregate intrinsic value for options exercisable	$ 662
Total intrinsic value of stock options exercised	325	$ 206	$ 433
Cash received from options exercised	457	256	375
Tax benefit realized from exercise of stock options	$ 69	$ 44	$ 91
Share- based compensation assumptions
Exercise price (in dollars per share)	$ 175.04	$ 157.24	$ 201.12
Risk-free interest rate (as a percent)	0.80%	1.50%	2.60%
Dividend yield (as a percent)	2.80%	2.70%	2.50%
Expected volatility (as a percent)	22.60%	19.70%	20.40%
Expected life (in months)	83 months	78 months	79 months
Black-Scholes fair value (in dollars per share)	$ 25.33	$ 21.58	$ 34.19
Stock Options | Minimum
Weighted Average Exercise Price
Vesting period (in years)	1 year
Stock Options | Maximum
Weighted Average Exercise Price
Vesting period (in years)	3 years